Benefit Plans (Estimated Future Benefit Payments of Plans) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2017	¥ 8,032
2018	9,158
2019	10,700
2020	10,178
2021	10,916
2022 to 2026	64,120
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2017	2,772
2018	2,818
2019	2,863
2020	2,919
2021	2,970
2022 to 2026	¥ 15,576